FOREIGN EXCHANGE (GAIN) LOSS, NET (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ (108)	$ 153	$ 309	$ (248)
Realized Foreign Exchange (Gain) Loss	54	4	(21)	52
Total	(54)	157	288	(196)
U.S. Dollar Debt
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	(9)	99	207	(184)
Other
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ (99)	$ 54	$ 102	$ (64)